State Street Institutional Investment Trust

SUPPLEMENT DATED JUNE 20, 2014

TO

PROSPECTUS

DATED APRIL 30, 2014

AND

SUMMARY PROSPECTUS

DATED APRIL 30, 2014

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2014

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Institutional Class (SSIXX)

Investment Class (SSVXX)

Service Class (LRSXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Institutional Class (GVMXX)

Investment Class (GVVXX)

Service Class (GVSXX)

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

Institutional Class (SSTXX)

Investment Class (TFVXX)

Service Class (TASXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

Institutional Class (TRIXX)

Investment Class (TRVXX)

Service Class (TYSXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Institutional Class (TPIXX)

Investment Class (TPVXX)

Service Class (TPSXX)

Institutional Class Shares Name Change to Premier Class Shares

The Board of Trustees has approved changing the name of Institutional Class shares to Premier Class shares. Effective immediately, all references to Institutional Class shares in the Prospectus and Statement of Additional Information shall be replaced by references to Premier Class shares. The change in share class name is not expected to have any impact on shareholders.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSITINSTPROSUPP1

State Street Institutional Investment Trust

Neuberger Berman Money Fund

A Private Label of Institutional Class Shares of the

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSIXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVMXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPIXX)

Advised by SSgA Funds Management, Inc.,

a subsidiary of State Street Corporation

Supplement Dated June 20, 2014

to

Prospectus Dated April 30, 2014

And

Statement of Additional Information

Dated April 30, 2014

Institutional Class Shares Name Change to Premier Class Shares

The Board of Trustees has approved changing the name of Institutional Class shares to Premier Class shares. Effective immediately, all references to Institutional Class shares in the Prospectus and Statement of Additional Information shall be replaced by references to Premier Class shares. The change in share class name is not expected to have any impact on shareholders.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE